Key Management Personnel Compensation (Tables)	12 Months Ended
Jun. 30, 2019
Key Management Personnel Compensation [Abstract]
Schedule of key management personnel compensation

	30 June 2019	30 June 2018	30 June 2017
	AUD$	AUD$	AUD$

Key Management Personnel Compensation
Short-term employee benefits	952,406	570,256	681,666
Post-employment benefits	32,300	32,087	25,947
Long-term benefits	3,652	—	—
Share-based payments	1,296,400	59,975	353,670
Total Key Management Personnel Compensation	2,284,758	662,318	1,061,283